Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Cash Flows From Operating Activities
Net income	$ 122,297	$ 41,247
Adjustments to reconcile net income to net cash provided by (used in) operating activities (inclusive of amounts related to discontinued operations):
Change in fair value of investments in excess mortgage servicing rights	(43,691)	(9,023)
Change in fair value of investments in excess mortgage servicing rights, equity method investees	(21,096)
Distributions of earnings from excess mortgage servicing rights, equity method investees	4,822
Earnings from consumer loan equity method investees	(36,164)
Distributions of earnings from consumer loan equity method investees	769
Accretion of discount and other amortization	(6,596)	(5,339)
(Gain)/Loss on settlement of investments (net)	(58)
Other-than-temporary impairment ("OTTI")	3,756
Change in:
Other assets	(3,907)	(84)
Due to affiliates	(2,715)	4,978
Accrued expenses and other liabilities	574
Accrued expenses		(407)
Accrued interest payable		55
Reduction of liability deemed as capital contribution by Newcastle	11,515
Other operating cash flows:
Cash proceeds from investments, in excess of interest income	41,435	43,113
Net cash proceeds deemed as capital distributions to Newcastle	(52,888)	(74,540)
Net cash provided by (used in) operating activities	18,053
Cash Flows From Investing Activities
Principal repayments from non-Agency RMBS	23,592
Principal repayments from Agency RMBS	102,553
Return of investments in excess mortgage servicing rights	6,600
Return of investments in excess mortgage servicing rights, equity method investees	4,018
Purchase of real estate securities	(265,100)
Proceeds from sale of investments	4,421
Acquisition of investments in excess mortgage servicing rights	(2,391)
Acquisition of investments in excess mortgage servicing rights. equity method investees	(53,766)
Principal paydowns on residential mortgage loans, held-for-investment	1,789
Net cash provided by (used in) investing activities	(178,284)
Cash Flows From Financing Activities
Borrowings under repurchase agreements	415,982
Repayments of repurchase agreements	(290,747)
Margin deposits under repurchase agreements	(87,579)
Return of margin deposits under repurchase agreements	87,216
Capital contributions by Newcastle	245,058
Net cash provided by (used in) financing activities	369,930
Net Increase (Decrease) in Cash and Cash Equivalents	209,699
Cash and Cash Equivalents, Beginning of Period
Cash and Cash Equivalents, End of Period	209,699
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	3,029	649
Supplemental Schedule of Non-Cash Investing and Financing Activities
Cash proceeds from investments in excess mortgage servicing rights, in excess of interest income	41,435	43,113
Acquisition of investments in excess mortgage servicing rights		221,832
Acquisition of real estate securities	242,750	121,262
Acquisition of investments in equity method investees at fair value	125,099
Acquisition of residential mortgage loans, held-for-investment	35,138
Acquisition of investments in consumer loan equity method investees	245,421
Borrowings under repurchase agreements	1,179,068	153,510
Repayments of repurchase agreements	3,902	2,588
Deposit paid on investment in excess mortgage servicing rights		25,200
Return of deposit paid on investment in excess mortgage service rights		25,200
Purchase price payable on investments in excess mortgage servicing rights		59
Capital contributions by Newcastle	648,408	368,294
Contributions in-kind by Newcastle	1,093,684	164,142
Capital distributions to Newcastle, net	$ 1,228,054	$ 250,661